Property and Equipment (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025	May 31, 2024
Property and Equipment
Depreciation expense	$ 1,501	$ 3,225	$ 2,194